Lease liabilities	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Lease liabilities
20	Lease liabilities

	As at 31 March 2021	As at 31 March 2020
Non-current
Lease liabilities (refer note 41)	1,782	1,387

	1,782	1,387

Current
Lease liabilities (refer note 41)	330	259

Tota l	330	259